Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Trade and other receivables, current	¥ 42,892	¥ 28,167
Total trade and other receivables	42,892	28,167
Gross carrying amount [member]
Disclosure of financial assets [Line Items]
Trade and other receivables, current	43,375	29,108
Trade receivables, non-current	14	82
Allowance for doubtful accounts [member]
Disclosure of financial assets [Line Items]
Trade and other receivables, current	(483)	(941)
Trade receivables, non-current	¥ (14)	¥ (82)